Goodwill and Intangible Assets - Summary of Changes in Carrying Amounts of Goodwill (Details) - A Place For Rover INC $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Finite Lived Intangible Assets [Line Items]
Balance	$ 34,811
Measurement period adjustment – DogBuddy	(1,652)
Balance	$ 33,159